Expense Example - FidelitySAIInvestmentGradeSecuritizedFund-PRO - FidelitySAIInvestmentGradeSecuritizedFund-PRO - Fidelity SAI Investment Grade Securitized Fund - Fidelity SAI Investment Grade Securitized Fund
Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 36
3 years	$ 113